8. Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Liabilities

As of March 31, 2014 and December 31, 2013, the Company has the following accrued liabilities:

	3/31/2014	12/31/2013
Accrued Salaries and Wages
Accrued Salaries and Wages	$72,815	$59,958

Disputed Trade Payables
Disputed Trade Payables (a)	925,000	925,000

Services Advance
Services Advance (b)	750,000	–

Accrued Expenses
Allowance for Sales Returns	43,000	43,000
Distribution Arrangements Payable	17,674	13,905
Deferred Revenue	67,435	–
Royalties Payable	4,953	9,638
Music Advances (c)	450,000	450,000
Other Accrued Expenses	157,930	187,996
Total Accrued Expenses	740,992	704,539

Total Accrued Liabilities	$2,488,807	$1,689,497

(a)	As part of the Merger, the Company assumed certain liabilities from a previous member of A Squared Entertainment, LLC which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability and has not heard from the claimant for two years.

(b)	During the three months ended March 31, 2014, the Company entered into an exclusive long-term agreement with Sony DADC, the optical disc manufacturing and fulfillment arm of Sony, to provide all CD, DVD and BD replication, packaging and distribution to Genius Brands International’s direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disc replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from Sony DADC. As consideration for these minimum order levels, the Company will receive a total of $1,500,000, $750,000 of which was received during the first quarter of 2014 with the remaining $750,000 due by January 17, 2015.

(c)	The Company assumed these accrued expenses in association with the Merger.

As of December 31, 2013 and 2012, the Company has the following accrued liabilities:

	12/31/2013	12/31/2012
Accrued Salaries and Wages
Accrued Salaries and Wages (a)	$59,958	$516,083

Disputed Trade Payables
Disputed Trade Payables (b)	925,000	–

Accrued Expenses
Allowance for Sales Returns	43,000	53,000
Distribution Arrangements Payable	13,905	217,858
Deferred Revenue	–	110,177
Royalties Payable	9,638	59,033
Music Advances (c)	450,000	–
Other Accrued Expenses	187,996	56,594
Total Accrued Expenses	704,539	496,662

Total Accrued Liabilities	$1,689,497	$1,012,745

(a)	Accrued but unpaid salaries and vacation benefits total $59,958 and $516,083 as of December 31, 2013 and 2012, respectively. On August 30, 2013, the Company issued 12% convertible notes to several parties with a maturity date of October 21, 2013 for an aggregate of $530,000 (“Bridge Notes”). Cash was received in the aggregate of $309,000. Four officers and directors of the Company converted outstanding salaries payable to the new notes in the aggregate of $221,000.

On November 15, 2013, in association with the Merger, the Company issued 124,146 shares of common stock were to members of the Pre-Merger management team as well as the Company’s Chief Financial Officer as consideration for the cancellation of accrued, but unpaid, salary and benefits in the amount of $612,443. The Company recognized a gain on the settlement of debt in the amount of $190,349.

(b)	As part of the Merger, the Company assumed certain liabilities from a previous member of A Squared Entertainment, LLC which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability and has not heard from the claimant for two years.

(c)	The Company assumed these accrued expenses in association with the Merger.